[ROPES
& GRAY]

ROPES & GRAY LLP
45 ROCKEFELLER PLAZA    NEW YORK, NY 10111-0087   212-841-5700   F 212-841-5725
BOSTON   NEW YORK   PALO ALTO  SAN FRANCISCO  WASHINGTON, DC   www.ropesgray.com



April 10, 2006                                       Mark Gurevich
                                                     (212) 841-0657
                                                     mark.gurevich@ropesgray.com





VIA EDGAR
---------

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549


Attn:  Rebecca Marquigny, Esq.

Re: Post-Effective Amendment No.27 to Registration Statement on Form N-1A for SteinRoe Variable Investment Trust (File No. 333-121023)


Dear Ms. Marquigny:

On behalf of SteinRoe Variable Investment Trust (the "Registrant"), I am writing to respond to comments of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission") conveyed in your telephone call to me on March 7, 2006 (the "Comments"), relating to the post-effective amendment to the registration statement on Form N-1A (the "Amendment") of the Registrant, filed with the Commission on January 25, 2006, regarding the creation of six shell series of the Registrant which are expected to continue the business of six current series of Liberty Variable Investment Trust.

For convenience of reference, I have summarized each of the Comments before the Registrant's responses. Capitalized terms not otherwise defined herein have the meanings ascribed to them in Part A of the Amendment.

1. Comment. In light of the contemplated redomiciling of six current series of Liberty Variable Investment Trust through a merger of these series with and into the corresponding shell series of the Registrant subsequent to the filing of the Amendment (the "Redomiciling"), please confirm that the Registrant intends to file a delaying amendment to designate a new effective date for the Amendment pursuant to Securities Act Rule 485(b)(1)(iii).

       Response. The Registrant hereby confirms that it is filing a delaying amendment designating a new effective date for the Amendment pursuant to Securities Act Rule 485(b)(1)(iii), such that the Amendment will become effective on the date of the Redomiciling.

ROPES & GRAY LLP

Securities and Exchange Commission       2                        April 10, 2006



2. Comment. Please explain supplementally why a vote of the Registrant's shareholders is not required for the Redomiciling.

       Response. The Registrant notes that neither its Declaration of Trust, nor its Bylaws require shareholder approval for a redomiciling.

       In addition, a shareholder vote is not required by Investment Company Act. We note that Rule 17a-8 requires a shareholder vote for a merger, unless
(i) no policy requiring a shareholder vote under Section 13 of the Investment Company Act of 1940 is materially different between the merging and the surviving companies; (ii) no advisory contract is materially different between the merging and the surviving companies (except for the companies' identities);
(iii) the elected disinterested directors of the merging company will constitute the majority of the disinterested directors of the surviving company; and (iv) the surviving company's distribution fees under a 12b-1 plan are no greater that the corresponding fees of the merging companies. The Registrant hereby confirms that each of the above conditions is met with respect to the Redomiciling.

3. Comment. Please change all references to the Trust to refer to the Registrant.

       Response.  The requested change will be made.

4. Comment. Please explain supplementally the basis on which the average annual returns of Class B Shares disclosed in the section entitled "Performance History" for several funds includes performance information of Class A Shares of the same funds, without adjustment for the difference between the expenses of Class A Shares and Class B Shares.

       Response. We note that the Staff has taken a no-action position with respect to reporting the performance of a new class of shares based on the performance of a pre-existing class of shares, adjusted for differences in sales loads and similar expenses but not for distribution expenses under a 12b-1 plan. See IDS Financial Corp. (pub. avail. December 19, 1994). We note that the fact that the Class A Share performance has not been restated to reflect the effect of the higher expenses (12b-1 fees) borne by Class B Shares is disclosed in a footnote to the relevant performance quotations.

5. Comment. Please confirm that the expenses reflected in the Expense Examples in the Amendment do not take into account any voluntary waivers of expenses.

       Response. The Registrant hereby confirms that the expenses reflected in the Expense Examples in the Amendment do not take into account any voluntary waivers of expenses.

ROPES & GRAY LLP

Securities and Exchange Commission       3                        April 10, 2006



6. Comment. Please consider revising the disclosure to clarify the role of each portfolio manager on the portfolio management team.

       Response. We note that Form N-1A Item 5(a)(2) Instruction 2 requires "a brief description of the person's role on the committee, team or other group (e.g., lead member)." We believe that the description of the portfolio managers' roles (i.e., "lead manager" and "co-manager") complies with the requirement of Form N-1A Item 5(a)(2) Instruction 2, and that the term "lead manager" connotes that the lead manager is senior to the co-manager.

7. Comment. Please consider deleting references to contingent deferred sales charges in the description of annual fees and expenses that appears in the section of the Amendment entitled "Hypothetical Investment and Expenses Information."

       Response.  The requested change will be made.

8. Comment. Please consider revising the reference to "lower-rated corporate debt securities" in the section of the Amendment entitled "Colonial Strategic Income Fund, Variable Series" to indicate that these instruments are commonly referred to as "junk bonds."

       Response. The requested change will not be made. We note, however, that the description of lower-rated debt securities in the same section already contains a statement that such instruments are commonly referred to as "junk bonds."

9. Comment. Please explain supplementally why Columbia International Fund, Variable Series poses a greater risk of loss from a few issuers than a similar fund that invests more broadly, despite generally diversifying its holdings across several different countries and regions.

       Response. Columbia International Fund, Variable Series is a "non-diversified company" within the meaning of Section 5(b)(2) of the Investment Company Act of 1940 and pursues an investment strategy consistent with that classification. We note that the statement in the Amendment that the Columbia International Fund, Variable Series "generally diversifies its holdings across several different countries and regions" is not inconsistent with that fund's non-diversified classification. For example, a fund that generally diversifies its holdings across different countries and regions may, with respect to more than 25% of the value of its total assets, acquire more than 10% of the outstanding voting securities of individual issuers or invest more than 5% of its total assets into the voting securities of a single issuer.

10. Comment. Please consider revising the section of the Amendment entitled "Investment Advisor" to include disclosure required by item 5(a)(1)(iii) of Form N-1A.

ROPES & GRAY LLP

Securities and Exchange Commission       4                        April 10, 2006



       Response. The requested comment will be made. Specifically, the following statement will be added at the end of the section of the Amendment entitled "Investment Advisor": "A discussion regarding the basis for the Board of Directors approval of the Investment Advisory and Sub-Advisory contracts is available in the Funds' Annual Reports for the fiscal year ended December 31, 2005.

11. Comment. Please confirm the fee arrangement with SSgA Funds Management, Inc., as disclosed in the section of the Amendment entitled "Investment Sub-Advisor".

       Response. The Amendment will be revised to indicate that SSgA Funds Management, Inc. is no longer a sub-advisor to any funds covered by the Amendment. The section of the Amendment discussing fee arrangements with SSgA Funds Management, Inc. will be deleted from the Amendment.

12. Comment. Please confirm that the disclosure of legal proceedings in the section of the Amendment entitled "Legal Proceedings" is updated to reflect the most current status of legal proceedings.

       Response. The Amendment will be revised to include the most recent information regarding legal proceedings.

13. Comment. Please consider revising the disclosure in the section of the Amendment entitled "Rule 12b-1 Plan" to include a statement that over time distribution fees will increase the cost of investment.

       Response. The requested change will not be made. We note that item 7(b)(2) of Form N-1A requires "disclosure to the following effect: ... because the fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges." (emphasis added). The Amendment contains the following disclosure: "Over time, these fees will reduce the return of your investment and may cost you more than paying other types of sales charges." We believe the statement in the Amendment not only explains the increased costs arising from distribution fees, but also notes the effect of these increased costs on the return of shareholders' investment, and thus communicates more effectively the consequences of distribution fees for the investors. While the statement in the Amendment does not restate item 7(b)(2) exactly, it provides disclosure to the same effect, and thus complies with the requirements of Form N-1A.

14. Comment. Please consider revising the disclosure relating to redemption fees in the section of the Amendment entitled "Shareholder Information" to reflect that none of the funds covered by the Amendment charge redemption fees.

ROPES & GRAY LLP

Securities and Exchange Commission       5                        April 10, 2006



       Response. The requested change will be made. Specifically, the disclosure relating to redemption fees in the section of the Amendment entitled "Shareholder Information" will be revised as follows: "The rights of shareholders to redeem shares of a Fund are not affected by any of the limits mentioned above."

15. Comment. Please consider omitting reference to certain asset allocation and wrap programs in the disclosure relating to the Trust's measures to curtail market timing in the section of the Amendment entitled "Shareholder Information".

       Response. The requested change will be made. Specifically, the disclosure relating to redemption fees in the section of the Amendment entitled "Shareholder Information" will be revised as follows: "Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, and considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor."

16. Comment. Please consider identifying specific conflicts of interests of each portfolio manager in the section of the Amendment entitled "Potential conflicts of interests in managing multiple accounts."

       Response. We note that item 15(a) of Form N-1A requires a "description of any material conflicts of interests that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other accounts included in response to paragraph (a)(2) of this Item, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager." We note that the section entitled "Potential conflicts of interests in managing multiple accounts" discusses the conflicts of interest posed by the management of multiple accounts. We believe that the same potential conflicts of interest are faced by all portfolio managers who manage multiple accounts, and that such conflicts of interest are adequately disclosed.

17. Comment. Please confirm that any fund covered by the Amendment, upon entering into futures contracts segregates with the funds' custodian cash or liquid securities equal in value to the amount of such fund's obligations under such contracts (less any applicable margin deposits and any assets that constitute "cover" for such obligation).

ROPES & GRAY LLP

Securities and Exchange Commission       6                        April 10, 2006




       Response. The Registrant hereby confirms that, as disclosed in the section of Part B of the Amendment entitled "Futures Contracts and Related Options", each of Columbia International Fund, Variable Series and Colonial Strategic Income Fund, Variable Series (which may buy and sell certain futures contracts), upon entering into futures contracts will segregate with the fund's broker/dealer "cash or liquid securities equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation)."

18. Comment. Please consider incorporating by reference a power of attorney filed with the Commission in connection with a filing on Form N-1A.

       Response. The requested change has been made. Specifically, the reference to the power of attorney contained in Part C of the Amendment has been revised as follows:

       "Power of Attorney for: Douglas A. Hacker, Janet Langford Kelly, Richard
W. Lowry, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Patrick J. Simpson, Thomas E. Stitzel, Thomas C. Theobald, Anne-Lee Verville and Richard L. Woolworth - filed in Part C, Item 24(2) of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A of Columbia Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about October 27, 2005, and is hereby incorporated by reference and made a part of this Registration Statement."

                                    * * * * *


The Registrant acknowledges that the disclosure in the filing is the responsibility of the Registrant.

The Registrant acknowledges that should the Commission or the staff of the Commission, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing, and the Registrant represents that it will not assert this declaration as a defense in any proceeding initiated by the Commission or by any person under the federal securities laws of the United States.

The Registrant further acknowledges that the action of the Commission or the staff of the Commission, acting pursuant to delegated authority, in declaring the filing effective does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosures in the filing.

We hope that the foregoing responses adequately address the Comments. Please feel free to call me at (212) 841-0657 with any questions.

ROPES & GRAY LLP

Securities and Exchange Commission       7                        April 10, 2006




Very truly yours,




Mark Gurevich, Esq.

cc:  Peter Fariel, Esq.
     Brian D. McCabe, Esq.
     James E. Thomas, Esq.